Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

5.	Discontinued Operations
On June 8, 2020, the Company’s subsidiary mCube International Limited and a privately-held company based in China, MEMSIC Semiconductor (Tianjin) Co. Ltd. (“MEMSIC”) entered into a License Agreement whereby the Company granted MEMSIC and its subsidiaries an exclusive, non-transferable,
worldwide, fully paid up, royalty free, irrevocable and perpetual license to certain intellectual property rights and technology assets in the field of accelerometers, gyroscopes, and other inertial sensing devices (“components business”). Under this agreement, the Company continues to retain sole ownership of the licensed intellectual property rights, and no rights are granted to the MEMSIC outside of the MEMSIC licensed field. Pursuant to the agreement, MEMSIC agreed to pay Company a maximum consideration valued at $75.0 million as follo ws

(in thousands):

Due Date	Consideration	Amount

June 2020	Cash	$15,000
June 2020	Equity of MEMSIC	25,000
June 2021	Cash	10,000
June 2021	Equity of MEMSIC (maximum amount contingent achieving on targets)	8,000
June 2022	Equity of MEMSIC (maximum amount contingent achieving on targets)	8,000

June 2023	Equity of MEMSIC (maximum amount contingent achieving on targets)	9,000

		$75,000

On June 8, 2020, the Company also entered an office sublease agreement and a transition service agreement with MEMSIC. The term of this Lease (the “Term”) commenced on June 8, 2020 and was renewed through March 31, 2023. The transition service agreement include (1) All personnel salaries and the related overheads will be billed at costs + 3% from the Company’s Hsinchu office, (2) half of the Hsinchu office lease costs at costs +3%, (3) IT and software subscription service, (4) equipment leases, (5) laboratory services at actual costs +3%, and (6) legal, administrative and accounting service at actual costs +3%.
As of December 31, 2020, the Company received the first tranche cash payment of $12.6 million which was net of withholding tax of $2.4 million, of which $0.8 million was recorded as other receivable. The Company received the remaining $10.0 million cash installment in June 2021 and received the non-marketable
equity securities with an initial fair value of $25.0 million in 2021. See Note 1.
Overview and Summary of Significant Accounting Policies
for further details. The Company does not have significant influence based on its ownership percentage in MEMSIC and accounts for its investment under the cost method. The Company deemed the achievement of targets improbable at December 31, 2022 and 2021, therefore the Company did not accrue for the remaining consideration of MEMSIC equity that might be issued if performance targets were achieved. The component business licensed to MEMSIC did not achieve the minimum performance targets for the period ending June 2022 or June 2021 and accordingly, no additional equity securities were issued to the Company.
In July 2021, the Company decided to exit the remaining components business not licensed to MEMSIC due to continued operating losses incurred and a strategic decision to refocus the business. The decision supports the
Company’s strategy to focus on value creation for shareholders by transforming the business from a focus on hardware to a full-stack,
AI-enabled
SaaS software company. As a result of the Company’s decision to refocus the business in July 2021, the Company reviewed the criteria set forth in ASC
205-20
and concluded that the criteria for presenting the results of the components business as a discontinued operations were met during 2021 and accordingly, the Company has classified the assets and liabilities and operating results from the components business as discontinued operations as of and for the years ended December 31, 2022 and 2021. The transition services agreement with MEMSIC ended in December 2020 and the Company has no continuing involvement in the components business as of July 2021.
The following table presents information related to the major classes of assets and liabilities that were classified as assets and liabilities from discontinued operations in the accompanying consolidated balance sheets (in thousands):

	December 31,
	2022	2021
Other receivables - MEMSIC	$—	$291

Current assets of discontinued operations	—	291

Total assets of discontinued operations	$—	$291

Accounts payable	$—	$357

Current liabilities of discontinued operations	—	357

Total liabilities of discontinued operations	$—	$357

The following table provides a summary of operating results included in discontinued operations for the years ended December 31, 2022 and 2021 (in thousands):

	Years Ended December 31,
	2022	2021
Revenue	$—	$293
Cost of revenues	—	181
Research and development	—	103
General and administrative	—	135

Loss from discontinued operations	—	(126)
Other expense	—	(30)

Loss from discontinued operations before income taxes	—	(156)
Provision for income taxes	—	—

Loss from discontinued operations, net of tax	$—	$(156)